Quarterly Report
November 30, 2021
SSGA Funds
State Street Defensive Emerging Markets Equity Fund
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)
State Street Defensive Emerging Markets Equity Fund	1
State Street International Stock Selection Fund	6
Notes to Schedules of Investments (Unaudited)	11
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.2%
BRAZIL — 1.8%
Cia Energetica de Minas Gerais Preference Shares	48,900	$114,294
EDP - Energias do Brasil SA	30,900	117,623
Sao Martinho SA	12,900	80,564
SLC Agricola SA	36,600	249,866
Transmissora Alianca de Energia Eletrica SA	34,400	220,467
		782,814
CHINA — 22.5%
Baidu, Inc. ADR (a)	1,400	209,776
China BlueChemical, Ltd. Class H	452,000	137,201
China Construction Bank Corp. Class H	99,000	64,509
China Hongqiao Group, Ltd.	147,500	142,783
China Longyuan Power Group Corp., Ltd. Class H	104,000	212,583
China Medical System Holdings, Ltd.	244,000	399,622
China Meidong Auto Holdings, Ltd.	14,000	67,687
China Petroleum & Chemical Corp. Class H	996,000	434,166
China Resources Power Holdings Co., Ltd.	424,000	1,097,800
China Shenhua Energy Co., Ltd. Class A	132,200	405,932
China Shenhua Energy Co., Ltd. Class H	347,000	718,925
China Yangtze Power Co., Ltd. Class A	110,300	338,112
CMGE Technology Group, Ltd. (a)(b)	216,000	92,300
COFCO Joycome Foods., Ltd. (a)(b)	472,000	158,553
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	47,700	129,571
Haitian International Holdings, Ltd. (a)	58,000	160,211
Lenovo Group, Ltd. (b)	606,000	620,549
Nanjing Iron & Steel Co., Ltd. Class A	455,400	249,519
NetDragon Websoft Holdings, Ltd.	40,000	91,116
NetEase, Inc. ADR	900	96,957
Nexteer Automotive Group, Ltd.	48,000	62,056
Pharmaron Beijing Co., Ltd. Class H (c)	8,900	183,619
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	317,500	520,267
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,000	56,510
Security Description	Shares	Value
Sihuan Pharmaceutical Holdings Group, Ltd. (a)(b)	255,000	$49,719
Sinotrans, Ltd. Class A	1,283,300	886,008
TangShan Port Group Co., Ltd. Class A	191,700	75,730
Tencent Holdings, Ltd.	11,600	676,501
Yadea Group Holdings, Ltd. (c)	158,000	282,378
Yuexiu Transport Infrastructure, Ltd.	284,000	176,271
Zhongsheng Group Holdings, Ltd.	133,500	1,093,475
		9,890,406
CZECH REPUBLIC — 1.1%
O2 Czech Republic A/S (a)	41,297	481,037
HONG KONG — 0.9%
Nine Dragons Paper Holdings, Ltd.	51,000	56,888
Yuexiu Real Estate Investment Trust (b)	760,000	326,494
		383,382
HUNGARY — 0.8%
Magyar Telekom Telecommunications PLC	209,787	270,018
MOL Hungarian Oil & Gas PLC	13,265	99,689
		369,707
INDIA — 11.4%
Apollo Tyres, Ltd.	53,572	145,665
Chambal Fertilizers and Chemicals, Ltd.	88,480	427,631
Gujarat State Petronet, Ltd.	130,423	544,353
HCL Technologies, Ltd.	82,581	1,250,801
Hindustan Petroleum Corp., Ltd.	53,994	212,152
JB Chemicals & Pharmaceuticals, Ltd.	15,815	345,136
Power Grid Corp. of India, Ltd.	139,770	384,253
Redington India, Ltd.	60,308	117,979
Sun Pharmaceutical Industries, Ltd.	13,217	132,508
Tech Mahindra, Ltd.	53,885	1,103,643
Wipro, Ltd.	43,638	367,803
		5,031,924
KUWAIT — 0.7%
Humansoft Holding Co. KSC	29,057	307,380
MALAYSIA — 4.0%
AMMB Holdings Bhd (a)	124,200	93,190
IGB Real Estate Investment Trust	228,800	89,097
IHH Healthcare Bhd	483,900	756,040
RHB Bank Bhd	90,744	113,709
Supermax Corp. Bhd	127,600	56,960
Telekom Malaysia Bhd	498,500	658,395
		1,767,391

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

Security Description	Shares	Value
MEXICO — 1.3%
Alpek SAB de CV	262,100	$271,359
Altos Hornos de Mexico SA de CV (a)(d)	499,000	—
Arca Continental SAB de CV	42,100	256,753
Banco del Bajio SA (c)	28,700	48,225
		576,337
PHILIPPINES — 1.8%
Globe Telecom, Inc.	8,750	569,961
Manila Electric Co.	35,150	200,604
		770,565
POLAND — 0.4%
Neuca SA	814	157,164
QATAR — 1.7%
Masraf Al Rayan QSC	62,132	82,763
Ooredoo QSC	142,724	266,554
Qatar Islamic Bank SAQ	85,075	401,892
		751,209
RUSSIA — 4.6%
Alrosa PJSC	849,749	1,469,156
PhosAgro PJSC GDR	20,419	450,443
X5 Retail Group NV GDR	4,487	124,085
		2,043,684
SAUDI ARABIA — 4.2%
Al Rajhi Bank	10,813	379,926
Bank Al-Jazira	95,544	461,599
Dallah Healthcare Co.	4,002	79,565
Qassim Cement Co.	12,148	236,704
Riyad Bank	12,745	95,122
Saudi Telecom Co.	10,710	316,881
United Electronics Co.	8,099	272,010
		1,841,807
SINGAPORE — 0.3%
BOC Aviation, Ltd. (c)	16,600	116,913
SOUTH KOREA — 11.6%
Cheil Worldwide, Inc.	5,493	100,285
E-MART, Inc.	1,197	143,703
Hyosung TNC Corp.	167	70,506
Hyundai Glovis Co., Ltd.	1,261	154,323
Kia Corp.	6,189	405,066
Kolon Industries, Inc.	4,185	248,686
KT&G Corp.	15,638	1,077,897
Kumho Petrochemical Co., Ltd.	1,661	215,546
LG Electronics, Inc.	2,742	266,886
LG Uplus Corp.	9,787	111,380
NongShim Co., Ltd.	419	96,452
POSCO	1,716	376,757
Samsung Card Co., Ltd.	2,133	58,288
Samsung Electro-Mechanics Co., Ltd.	383	53,634
Samsung Electronics Co., Ltd. GDR	91	136,035
Security Description	Shares	Value
Samsung Electronics Co., Ltd.	11,984	$719,354
Shinhan Financial Group Co., Ltd.	7,426	215,958
SK Hynix, Inc.	2,151	205,638
SK Square Co., Ltd. (a)	3,543	202,815
SK Telecom Co., Ltd.	5,481	250,970
		5,110,179
TAIWAN — 23.2%
Asustek Computer, Inc.	45,000	568,932
Cathay Financial Holding Co., Ltd.	415,746	893,182
Chunghwa Telecom Co., Ltd.	31,000	124,715
CTBC Financial Holding Co., Ltd.	1,294,000	1,132,798
First Financial Holding Co., Ltd.	1,036,347	860,707
Fubon Financial Holding Co., Ltd.	498,778	1,307,344
Greatek Electronics, Inc.	215,000	594,570
Hon Hai Precision Industry Co., Ltd.	35,000	129,689
Lite-On Technology Corp.	201,000	434,568
Pou Chen Corp.	49,000	56,303
Powertech Technology, Inc.	156,000	554,285
Sampo Corp.	330,200	348,755
Taiwan Semiconductor Manufacturing Co., Ltd.	49,782	1,058,797
Taiwan Shin Kong Security Co., Ltd.	151,880	216,850
Ttet Union Corp.	41,000	236,270
Uni-President Enterprises Corp.	267,960	628,337
United Microelectronics Corp.	272,000	622,685
Yuanta Financial Holding Co., Ltd.	487,760	414,421
		10,183,208
THAILAND — 2.9%
AP Thailand PCL NVDR	3,692,200	952,337
Com7 PCL Class F	99,500	228,837
Thai Union Group PCL Class F	161,500	94,415
		1,275,589
TURKEY — 1.2%
Coca-Cola Icecek A/S	26,734	171,104
Ford Otomotiv Sanayi A/S	5,172	92,949
KOC Holding A/S	48,390	100,893
Turkiye Sise ve Cam Fabrikalari A/S	174,047	159,574
		524,520
UNITED ARAB EMIRATES — 1.8%
Aldar Properties PJSC	579,731	633,678

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

Security Description	Shares	Value
Emirates Telecommunications Group Co. PJSC	19,776	$171,978
		805,656
TOTAL COMMON STOCKS (Cost $35,634,989)		43,170,872

PREFERRED STOCKS — 0.0% (e)
BRAZIL — 0.0% (e)
Banco Nacional SA, (a) (d) (Cost: $0)	20,471,000	—
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (f) (g)	1,216,169	1,216,169
State Street Navigator Securities Lending Portfolio II (h) (i)	857,340	857,340
TOTAL SHORT-TERM INVESTMENTS (Cost $2,073,509)		2,073,509
TOTAL INVESTMENTS — 102.9% (Cost $37,708,498)		45,244,381
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(1,295,025)
NET ASSETS — 100.0%		$43,949,356

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of November 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of November 30, 2021, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at November 30, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended November 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

At November 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	19	12/17/2021	$1,217,125	$1,151,685	$(65,440)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,955,631	$33,215,241	$0(a)	$43,170,872
Preferred Stocks	—	—	0(a)	0
Short-Term Investments	2,073,509	—	—	2,073,509
TOTAL INVESTMENTS	$12,029,140	$33,215,241	$0	$45,244,381
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$(65,440)	$—	$—	$(65,440)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(65,440)	$—	$—	$(65,440)
(a)	Fund held Level 3 securities that were valued at $0 at November 30, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of November 30, 2021

% of Net Assets
Banks	9.0%
Semiconductors & Semiconductor Equipment	7.4
IT Services	6.2
Technology Hardware, Storage & Peripherals	5.6
Diversified Telecommunication Services	5.5
Metals & Mining	5.1
Oil, Gas & Consumable Fuels	4.2
Chemicals	4.0
Specialty Retail	3.8
Independent Power and Renewable Electricity Producers	3.7
Food Products	3.5
Diversified Financial Services	3.0
Tobacco	2.4
Real Estate Investment Trusts (REITs)	2.4
Air Freight & Logistics	2.4
Electric Utilities	2.4
Health Care Providers & Services	2.3
Real Estate	2.2
Pharmaceuticals	2.1
Insurance	2.0
Interactive Media & Services	2.0
Wireless Telecommunication Services	1.9
Automobiles	1.8
Household Durables	1.4
Gas Utilities	1.2
Real Estate Management & Development	1.2
Beverages	1.0
Capital Markets	0.9
Diversified Consumer Services	0.7
Electronic Equipment, Instruments & Components	0.7
Entertainment	0.6
Food & Staples Retailing	0.6
Industrial Conglomerates	0.6
Transportation Infrastructure	0.6
Construction Materials	0.5
Commercial Services & Supplies	0.5
Auto Components	0.5
Life Sciences Tools & Services	0.4
Machinery	0.4
Marine	0.3
Textiles, Apparel & Luxury Goods	0.3
Trading Companies & Distributors	0.3
Health Care Equipment & Supplies	0.2
Media	0.2
Consumer Finance	0.1
Paper & Forest Products	0.1
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/21	Value at 8/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/21	Value at 11/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	802,600	$802,600	$2,172,432	$1,758,863	$—	$—	1,216,169	$1,216,169	$61
State Street Navigator Securities Lending Portfolio II	97,200	97,200	2,551,570	1,791,430	—	—	857,340	857,340	2,660
Total		$899,800	$4,724,002	$3,550,293	$—	$—		$2,073,509	$2,721
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.0%
AUSTRALIA — 7.2%
Australia & New Zealand Banking Group, Ltd.	15,500	$292,982
BlueScope Steel, Ltd.	49,659	690,224
Coles Group, Ltd.	16,500	210,701
Dexus REIT	178,241	1,408,896
Glencore PLC (a)	506,067	2,402,701
GPT Group REIT	535,953	1,999,767
Growthpoint Properties Australia, Ltd. REIT	274,605	804,658
Nick Scali, Ltd.	25,246	272,588
Scentre Group REIT	45,000	98,488
SmartGroup Corp., Ltd.	19,848	107,384
Sonic Healthcare, Ltd.	73,620	2,226,084
Stockland REIT	331,140	1,022,325
Telstra Corp., Ltd.	702,060	2,023,302
		13,560,100
AUSTRIA — 1.0%
OMV AG	8,087	429,459
Raiffeisen Bank International AG	34,614	1,029,419
Semperit AG Holding	5,766	170,347
Telekom Austria AG (a)	13,736	116,312
Zumtobel Group AG	4,502	44,768
		1,790,305
BELGIUM — 0.6%
Bekaert SA	22,419	902,483
D'ieteren Group	700	127,715
		1,030,198
CHINA — 0.2%
Yangzijiang Shipbuilding Holdings, Ltd.	314,900	298,937
DENMARK — 3.5%
AP Moller - Maersk A/S Class A	36	103,030
AP Moller - Maersk A/S Class B	675	2,032,270
D/S Norden A/S	4,488	103,957
Matas A/S	29,363	540,443
Novo Nordisk A/S Class B	23,752	2,542,651
Scandinavian Tobacco Group A/S Class A (b)	23,974	440,524
Sydbank A/S	24,768	805,644
		6,568,519
FINLAND — 2.7%
Kesko Oyj Class B	52,279	1,641,415
Nordea Bank Abp	187,120	2,216,056
Tokmanni Group Corp.	36,461	766,637
Uponor Oyj	1,757	40,441
Valmet Oyj	7,579	310,135
		4,974,684
FRANCE — 11.7%
ALD SA (b)	31,969	449,262
Arkema SA	15,083	1,977,705
BNP Paribas SA	23,960	1,489,105
Security Description	Shares	Value
Capgemini SE	9,476	$2,187,739
Carrefour SA	67,046	1,108,963
Cie de Saint-Gobain	31,705	2,011,038
Cie Generale des Etablissements Michelin SCA	2,432	358,891
Coface SA	64,317	875,114
Derichebourg SA (a)	77,167	809,250
Ipsen SA	5,501	536,867
L'Oreal SA	4,858	2,193,569
LVMH Moet Hennessy Louis Vuitton SE	764	594,082
Manitou BF SA	10,227	307,359
Publicis Groupe SA	29,820	1,929,616
Quadient SA	15,407	334,436
Sanofi	12,981	1,234,004
Societe Generale SA	63,395	1,972,682
Television Francaise 1	61,635	595,518
Veolia Environnement SA	29,721	953,130
Vilmorin & Cie SA	1,024	62,827
		21,981,157
GERMANY — 7.4%
ADVA Optical Networking SE (a)	6,724	96,776
Bayer AG	9,873	497,970
Bayerische Motoren Werke AG	23,840	2,285,145
Daimler AG	19,824	1,856,577
Deutsche Post AG	40,427	2,387,681
Deutsche Telekom AG	33,389	588,070
E.ON SE	87,469	1,079,048
Fresenius SE & Co. KGaA	28,303	1,071,243
Jungheinrich AG Preference Shares	8,932	418,563
Merck KGaA	9,007	2,226,126
METRO AG	15,553	176,053
SAP SE	2,119	271,553
STO SE & Co. KGaA Preference Shares	460	107,728
Wacker Chemie AG	5,253	903,511
		13,966,044
HONG KONG — 1.7%
Chow Sang Sang Holdings International, Ltd.	331,000	468,640
CK Asset Holdings, Ltd.	50,500	288,861
Crystal International Group, Ltd. (b)	316,500	109,992
Hutchison Port Holdings Trust Stapled Security	1,120,500	251,689
Kerry Properties, Ltd.	299,500	778,801
Sun Hung Kai & Co., Ltd.	590,000	368,728
Texhong Textile Group, Ltd.	593,000	841,059
		3,107,770
IRELAND — 0.2%
Glanbia PLC	23,273	300,848
ISRAEL — 0.1%
Delek Automotive Systems, Ltd.	4,238	59,176

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

Security Description	Shares	Value
Delta Galil Industries, Ltd.	3,285	$201,988
		261,164
ITALY — 2.0%
A2A SpA	408,871	797,735
Iren SpA	295,270	883,999
La Doria SpA	30,337	567,686
Poste Italiane SpA (b)(c)	59,906	753,365
Sanlorenzo SpA/Ameglia	12,583	513,293
Unipol Gruppo SpA	37,111	192,758
		3,708,836
JAPAN — 24.1%
ADEKA Corp.	1,700	35,882
AGC, Inc.	38,100	1,855,355
BML, Inc.	22,800	708,812
Bridgestone Corp.	7,800	312,769
Brother Industries, Ltd.	80,500	1,381,577
Canon, Inc.	86,700	1,906,769
Dai-ichi Life Holdings, Inc.	105,300	2,109,641
Daito Trust Construction Co., Ltd.	11,000	1,191,406
Daiwa Securities Group, Inc.	18,600	103,147
Dexerials Corp.	11,200	328,541
FUJIFILM Holdings Corp.	24,800	1,950,794
Fujitsu, Ltd.	11,700	1,933,820
H.U. Group Holdings, Inc.	26,400	666,385
Idemitsu Kosan Co., Ltd.	70,800	1,821,236
Iida Group Holdings Co., Ltd.	61,300	1,265,867
ITOCHU Corp.	57,000	1,630,092
Japan Post Holdings Co., Ltd. (a)	183,200	1,380,661
Japan Tobacco, Inc.	36,100	718,998
KDDI Corp.	65,300	1,894,690
Marubeni Corp.	178,900	1,599,790
Mirait Holdings Corp.	3,000	51,849
Mitsubishi Chemical Holdings Corp.	17,300	135,239
Mitsui & Co., Ltd.	102,100	2,295,556
Mitsui Chemicals, Inc.	28,400	756,489
NGK Insulators, Ltd.	7,200	113,708
Nippon Telegraph & Telephone Corp.	82,100	2,259,053
Nippon Yusen KK	20,400	1,321,284
NTT Data Corp.	52,900	1,116,391
ORIX Corp.	107,200	2,112,205
Otsuka Holdings Co., Ltd.	46,300	1,676,968
Seiko Epson Corp.	115,500	1,862,261
Sekisui House, Ltd.	50,800	987,288
Softbank Corp.	25,400	349,620
Sumitomo Chemical Co., Ltd.	192,200	881,631
Toyota Motor Corp.	176,000	3,122,108
Yamaha Motor Co., Ltd.	52,200	1,312,753
		45,150,635
LUXEMBOURG — 0.7%
APERAM SA (c)	3,983	191,377
Security Description	Shares	Value
ArcelorMittal SA	43,404	$1,178,325
		1,369,702
NETHERLANDS — 4.1%
ASM International NV	88	39,555
ASML Holding NV	3,527	2,768,273
ASR Nederland NV	20,766	886,819
Brunel International NV	22,998	273,078
Koninklijke Ahold Delhaize NV	68,992	2,321,564
NN Group NV	13,799	685,665
TKH Group NV	12,267	685,946
		7,660,900
NEW ZEALAND — 0.2%
Fletcher Building, Ltd.	74,110	341,128
NIGERIA — 0.1%
Airtel Africa PLC (b)	148,733	246,864
NORWAY — 2.0%
Austevoll Seafood ASA	13,522	147,306
Equinor ASA	32,444	811,779
Europris ASA (b)	51,554	355,963
Norsk Hydro ASA	111,490	722,019
SpareBank 1 Nord Norge	59,531	676,627
SpareBank 1 Oestlandet	10,643	171,567
SpareBank 1 SMN	53,782	819,339
Veidekke ASA	6,771	97,187
		3,801,787
RUSSIA — 0.3%
Coca-Cola HBC AG (a)	18,354	565,218
SINGAPORE — 1.4%
DBS Group Holdings, Ltd.	42,114	917,353
Golden Agri-Resources, Ltd.	3,594,600	684,853
United Overseas Bank, Ltd.	51,700	967,623
		2,569,829
SPAIN — 0.8%
Aedas Homes SA (b)	12,598	348,613
Fluidra SA	18,009	686,956
Telefonica SA (c)	119,543	542,371
		1,577,940
SWEDEN — 4.1%
Arjo AB Class B	54,798	688,811
Bilia AB Class A	51,682	862,988
Coor Service Management Holding AB (b)	89,792	767,907
Getinge AB Class B	20,086	841,643
Investor AB Class B	28,571	663,891
Inwido AB	52,373	945,401
Lundin Energy AB	38,338	1,354,843
Mekonomen AB (a)	34,556	596,024
New Wave Group AB Class B (a)	40,610	762,155
SSAB AB Class A (a)	56,047	275,899
		7,759,562

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 8.4%
Bell Food Group AG	1,073	$341,284
Cie Financiere Richemont SA	6,562	976,527
Mobilezone Holding AG	64,388	899,341
Nestle SA	16,539	2,119,832
Novartis AG	22,143	1,764,924
Roche Holding AG Bearer Shares	343	142,224
Roche Holding AG	12,363	4,826,641
Sonova Holding AG	4,457	1,675,023
STMicroelectronics NV	2,080	101,300
UBS Group AG	141,954	2,454,594
Zehnder Group AG	5,376	524,830
		15,826,520
UNITED KINGDOM — 11.6%
3i Group PLC	113,871	2,089,298
Ashtead Group PLC	22,489	1,809,197
AstraZeneca PLC	2,869	314,542
Barratt Developments PLC	27,458	254,284
BP PLC	554,550	2,406,041
CK Hutchison Holdings, Ltd.	129,000	807,567
CVS Group PLC	12,712	372,292
Diageo PLC	2,894	146,055
EMIS Group PLC	15,874	275,062
GlaxoSmithKline PLC	83,928	1,703,998
Inchcape PLC	83,301	918,417
J Sainsbury PLC	416,499	1,530,155
Kingfisher PLC	434,153	1,824,409
Legal & General Group PLC	365,368	1,364,977
Man Group PLC	282,751	806,240
Morgan Sindall Group PLC	22,370	706,254
Redrow PLC	102,888	883,642
SSE PLC	56,259	1,156,622
Synthomer PLC	31,949	199,876
Tesco PLC	356,334	1,314,324
WPP PLC	69,872	969,831
		21,853,083
UNITED STATES — 0.9%
Stellantis NV	103,716	1,769,783
TOTAL COMMON STOCKS (Cost $176,032,465)		182,041,513

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.01% (d) (e)	3,282,487	$3,282,487
State Street Navigator Securities Lending Portfolio II (f) (g)	604,530	604,530
TOTAL SHORT-TERM INVESTMENTS (Cost $3,887,018)		3,887,017
TOTAL INVESTMENTS — 99.1% (Cost $179,919,483)		185,928,530
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		1,728,119
NET ASSETS — 100.0%		$187,656,649
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of November 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at November 30, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended November 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At November 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	35	12/17/2021	$4,147,145	$3,912,125	$(235,020)
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,086,226	$172,955,287	$—	$182,041,513
Short-Term Investments	3,887,017	—	—	3,887,017
TOTAL INVESTMENTS	$12,973,243	$172,955,287	$—	$185,928,530
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(235,020)	—	—	(235,020)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(235,020)	$—	$—	$(235,020)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of November 30, 2021

% of Net Assets
Pharmaceuticals	9.3%
Banks	6.1
Automobiles	5.5
Food & Staples Retailing	4.4
Insurance	4.4
Technology Hardware, Storage & Peripherals	4.0
Trading Companies & Distributors	3.9
Oil, Gas & Consumable Fuels	3.6
Metals & Mining	3.4
Building Products	3.0
Diversified Telecommunication Services	2.9
Specialty Retail	2.9
Capital Markets	2.9
Equity Real Estate Investment Trusts (REITs)	2.8
IT Services	2.8
Health Care Providers & Services	2.7
Chemicals	2.6
Food Products	2.3
Multi-Utilities	2.0
Marine	1.9
Media	1.9
Textiles, Apparel & Luxury Goods	1.9
Household Durables	1.8
Health Care Equipment & Supplies	1.7
Semiconductors & Semiconductor Equipment	1.5
Diversified Financial Services	1.5
Real Estate Management & Development	1.4
Wireless Telecommunication Services	1.3
Air Freight & Logistics	1.3
Personal Products	1.2
Commercial Services & Supplies	0.9
Machinery	0.9
Construction & Engineering	0.8
Tobacco	0.6
Electric Utilities	0.6
Multiline Retail	0.6
Distributors	0.6
Industrial Conglomerates	0.4
Electrical Equipment	0.4
Beverages	0.4
Auto Components	0.4
Leisure Equipment & Products	0.3
Road & Rail	0.2
Consumer Finance	0.2
Electronic Equipment, Instruments & Components	0.2
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

% of Net Assets
Health Care Technology	0.1%
Professional Services	0.1
Software	0.1
Transportation Infrastructure	0.1
Construction Materials	0.1
Communications Equipment	0.1
Short-Term Investments	2.1
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/21	Value at 8/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/21	Value at 11/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	738,940	$738,940	$13,224,435	$10,680,888	$—	$—	3,282,487	$3,282,487	$114
State Street Navigator Securities Lending Portfolio II	1,372,214	1,372,214	6,291,188	7,058,872	—	—	604,530	604,530	2,339
Total		$2,111,154	$19,515,623	$17,739,760	$—	$—		$3,887,017	$2,453
See accompanying notes to schedule of investments.

SSGA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2021 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SSGA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of November 30, 2021 is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended November 30, 2021, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
State Street Defensive Emerging Markets Equity Fund	Exposing cash reserves to markets
State Street International Stock Selection Fund	Exposing cash reserves to markets
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2021, are disclosed in the Funds' respective Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings other than below.